Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [line items]
Net sales	$ 15,609,094	$ 17,649,060	$ 17,610,092
Cost of sales	(13,255,990)	(14,760,224)	(14,050,737)
Gross profit	2,353,104	2,888,836	3,559,355
Selling, general and administrative expenses	(1,601,466)	(1,650,759)	(1,471,678)
Other operating (expense) income, net	(46,216)	25,234	110,337
Operating income	705,422	1,263,311	2,198,014
Finance expense	(214,392)	(196,175)	(125,376)
Finance income	237,532	297,820	255,009
Other financial (expenses) income, net	(48,564)	(295,859)	(6,179)
Equity in earnings of non-consolidated companies	85,641	69,108	105,305
Income before income tax expense - IFRS	648,239	728,005	1,320,782
Income tax expense	(345,144)	(554,224)	(334,408)
Profit for the year	303,095	173,781	986,374
Attributable to:
Owners of the parent	425,232	(53,672)	676,043
Non-controlling interest	$ (122,137)	$ 227,453	$ 310,331
Weighted average number of shares outstanding (in shares)	1,963,076,776	1,963,076,776	1,963,076,776
Diluted earnings per share for profit attributable to the owners of the parent (expressed in $ per share)	$ 0.22	$ (0.03)	$ 0.34
Basic earnings per share for profit attributable to the owners of the parent (expressed in $ per share)	$ 0.22	$ (0.03)	$ 0.34
Usiminas
Disclosure of analysis of other comprehensive income by item [line items]
Net sales	$ 4,698,000	$ 4,803,000
Provision for ongoing litigation related to the acquisition of a participation in Usiminas	(117,400)	(410,200)	$ 0
Attributable to:
Non-controlling interest	30,000	28,000
Usiminas
Disclosure of analysis of other comprehensive income by item [line items]
Effect related to the increase of the participation in Usiminas	0	0	(171,045)
Effect related to the increase of the participation in Usiminas	$ 0	$ 0	$ (934,946)